Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Common Stock
weighted average shares outstanding diluted	25,000,000	25,000,000	11,144,578	25,000,000
Diluted net income per share (in Dollars per share)	$ 0.01	$ 0.17	$ 0.26	$ 0.37
Class B Common Stock
weighted average shares outstanding diluted	6,250,000	6,250,000	6,099,398	6,250,000
Diluted net income per share (in Dollars per share)	$ 0.01	$ 0.17	$ 0.26	$ 0.37